Expense Example {- Strategic Advisers® Short Duration Fund} - 05.31 Strategic Advisers Short Duration Fund PRO-12 - Strategic Advisers® Short Duration Fund - Strategic Advisers Short Duration Fund-Default
Jul. 30, 2022 USD ($)
Expense Example:
1 year	$ 27
3 years	102
5 years	225
10 years	$ 582